CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2023	Jan. 20, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000		1,000,000	1,000,000
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0		0	0
Class A Ordinary Shares
Statement
Ordinary shares subject to possible redemption, price per share		$ 10.32
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000		200,000,000	200,000,000
Ordinary shares, shares issued			0	0
Ordinary shares, shares outstanding			0	0
Class A ordinary shares subject to possible redemption
Statement
Ordinary shares subject to possible redemption, par value	$ 0.0001		$ 0.0001
Ordinary shares subject to possible redemption, shares outstanding	3,011,425		20,000,000
Ordinary shares subject to possible redemption, price per share	$ 10.62		$ 10.30	$ 10.10
Class A ordinary shares not subject to possible redemption
Statement
Ordinary shares, shares issued	0		0	0
Ordinary shares, shares outstanding	0		0	0
Class B Ordinary shares
Statement
Ordinary shares, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000		20,000,000	20,000,000
Ordinary shares, shares issued	5,000,000		5,000,000	5,000,000
Ordinary shares, shares outstanding	5,000,000		5,000,000	5,000,000